Segment Information - Disclosure of Detailed Information about Noncurrent Assets by Region (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	$ 3,439,540	$ 3,011,837
United States
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	488,701	473,299
Mexico
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	915,625	947,407
Brazil
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	750,962	774,368
Canada
Disclosure of operating segments [line items]
Total non-current assets, excluding financial instruments, investments in associates and deferred income tax assets	$ 1,284,252	$ 816,763